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                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549
                                     FORM 13F
                                FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment[ ]; Amendment Number:
This Amendment (Check only one):[ ] is a restatement
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                         E*TRADE Asset Management, Inc.
Address:                      4500 Bohannon Drive
                              Menlo Park, CA 94025
13F File Number:              28- 10647

The institutional investment manager filing this report and the person by whom it is assigned hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                    Timothy Williams
Title:                   Chief Compliance Officer
Phone:                   703-236-8234
Signature, Place, and Date of Signing:
Timothy Williams, Arlington, VA, May 13, 2005

Report Type (Check only one.):
                              [ ]     13F HOLDINGS REPORT.
                              [X]      13F NOTICE.
                              [ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File Number:     28-01874
Name:                     Munder Capital Management